Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits
Summary of related offset deferred tax :

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Deferred tax assets / Tax losses carryforwards	7,476	8,344	8,699
Deferred tax assets / Provision for defined benefit obligation	922	610	682
Deferred tax assets / Others	170	52	34
Deferred Tax assets	8,568	9,006	9,415
Deferred tax liabilities / Deferred revenue	7,636	8,233	8,754
Deferred tax liabilities / Lease contract (IFRS 16 application)	651	553	500
Deferred tax assets / Tax amortization	281	220	154
Deferred tax liabilities / Other	—	—	7
Deferred Tax liabilities	8,568	9,006	9,415
Accordingly, net deferred tax assets not recognized are :

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Deferred tax assets / Tax losses carryforwards - France	109,062	112,549	125,491
Deferred tax assets / Tax losses carry forwards - US	2,770	2,773	2,781
Deferred Tax assets / Tax losses carryforwards	111,832	115,321	128,272

Disclosure of tax rate reconciliation
Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Net income (loss) before tax	(58,103)	(7,570)	(49,471)
Statutory tax rate	25.00%	25.00%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	14,526	1,891	12,368
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	—	—
Research tax credit	1,971	2,457	1,872
Provision for defined benefit obligations	106	27	(72)
Share-based compensation	(1,062)	(1,064)	(986)
Revenue from collaboration agreements	2,210	1,095	(296)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(18,290)	(4,501)	(13,340)
Carry-back	—	—
Impact linked to intra-group merger operations	—	—
Impact linked to the exercise of a real estate leasing option	—	—
Others differences	539	94	454
Income tax benefit / (expense) (a)	—	—	—
Effective tax rate	0%	0%	0%
Deferred tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	—	—	—